INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ 9,225	$ 13,897
Trade Receivable
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	27,950	21,389
Other Receivable
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	3,224	0
Other Assets
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	$ 8,396	$ 9,314